INCOME TAX - Components of Company's income tax provision (FY) (Details) - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Federal
Deferred	$ (210)	$ (306,781)
Change in valuation allowance	$ 210	$ 306,781